Expense Example - Putnam Focused Large Cap Growth ETF - -	Dec. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 629